10. BIOLOGICAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Biological Assets Tables Abstract
Schedule of biological assets

	12.31.18	12.31.17

Live animals	1,513.1	1,510.5
Total current	1,513.1	1,510.5

Live animals	698.4	639.8
Forests	362.9	263.9
Total non-current	1,061.3	903.7
	2,574.4	2,414.2

Schedule of reconciliation of biological assets
	Current						Non-current
	Live animals				Total		Live animals				Forests		Total
	Poultry		Pork				Poultry		Pork
	12.31.18	12.31.17	12.31.18	12.31.17	12.31.18	12.31.17	12.31.18	12.31.17	12.31.18	12.31.17	12.31.18	12.31.17	12.31.18	12.31.17
Beginning balance	699.9	770.8	810.6	874.3	1,510.5	1,645.1	325.9	349.1	313.9	298.3	263.9	270.0	903.7	917.4
Additions/Transfer	415.4	547.9	1,820.0	1,692.0	2,235.4	2,239.9	246.3	84.3	233.6	203.8	31.9	35.3	511.8	323.4
Business combination	-	103.0	-	-	-	103.0	-	-	-	-	-	-	-	-
Changes in fair value (1)	967.0	1,290.4	228.1	88.7	1,195.1	1,379.1	(95.9)	(31.0)	(144.7)	(113.4)	106.9	7.4	(133.7)	(137.0)
Harvest	-	-	-	-	-	-	-	-	-	-	(36.6)	(41.2)	(36.6)	(41.2)
Write-off	-	-	-	-	-	-	(6.2)	(8.4)	-	(0.2)	(8.1)	(3.7)	(14.3)	(12.3)
Transfer between current and non-current	65.1	69.9	71.4	78.7	136.5	148.6	(65.1)	(69.9)	(71.5)	(72.5)	-	-	(136.6)	(142.4)
Transfer to inventories	(1,539.5)	(2,076.2)	(1,980.5)	(1,921.2)	(3,520.0)	(3,997.4)	-	-	-	-	-	-	-	-
Exchange variation	(18.7)	(5.9)	(6.5)	(1.9)	(25.2)	(7.8)	(3.5)	1.8	(5.8)	(2.1)	-	-	(9.3)	(0.3)
Restatement by Hyperinflation	-	-	-	-	-	-	0.1	-	3.1	-	-	-	3.2	-
Transfer to assets held for sale (2)	(6.4)	-	(12.8)	-	(19.2)	-	(20.1)	-	(11.6)	-	4.9	(3.9)	(26.8)	(3.9)
Ending balance	582.8	699.9	930.3	810.6	1,513.1	1,510.5	381.4	325.9	317.0	313.9	362.9	263.9	1,061.3	903.7

Schedule of live animals information
	12.31.18		12.31.17
	Quantity (thousand of heads)	Value	Quantity (thousand of heads)	Value
Consumable biological assets
Immature poultry	188,248	582.8	199,337	699.9
Immature pork	4,011	930.3	3,987	810.6
Total current	192,259	1,513.1	203,324	1,510.5

Production biological assets
Immature poultry	6,538	134.4	6,693	117.2
Mature poultry	11,958	246.8	11,113	208.6
Immature pork	203	74.1	229	67.8
Mature pork	439	243.1	445	246.2
Total non-current	19,138	698.4	18,480	639.8
	211,397	2,211.5	221,804	2,150.3

Schedule of sensitivity analysis
Impact on fair value measurement
The estimated fair value can be change if:
Asset	Valuation methodology	Non observable significant inputs	Increase	Decrease
Forests	Income approach	Estimated price of standing wood	Increase in the wood price	Decrease in the wood price
		Productivity estimated per hectare	Increase in yield per hectare	Decrease in yield per hectare
		Harvest and transport cost	Decrease of harvest cost	Increase of harvest cost
		Discount rate	Descrease in discount rate	Increase in discount rate